REGISTRATION NOS. 33-11780 AND 811-5023


AS FILED WITH THE SECURITIES  AND EXCHANGE  COMMISSION ON SEPTEMBER 28, 1995.

==========================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 10


                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 13


              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                        TEMPLETON FUNDS ANNUITY COMPANY
                              (Name of Depositor)

             700 CENTRAL AVENUE, ST. PETERSBURG, FLORIDA 33701-3628
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number (813) 823-8712

                               Thomas M. Mistele
                        Templeton Funds Annuity Company
                       700 Central Avenue, P.O. Box 33030
                       ST. PETERSBURG, FLORIDA 33701-3628
                    (Name and Address of Agent for Service)

                                   Copies to:


                                 Anne S. Parker

             Mitchell, Williams, Selig, Gates & Woodyard, P.L.L.C.
                       320 W. Capitol Avenue, Suite 1000
                        Little Rock, Arkansas 72201-3525


It is proposed that this filing will become effective on September 28,1995, pursuant to paragraph (b) of Rule 485.



The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on or before February 28, 1995.

         =================================================================

              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                             CROSS REFERENCE SHEET

ITEM NO.                                           CAPTION(S)

                  PART A
1                                    Cover Page
2                                    Glossary of Special Terms
3                                    Summary
4                                    Annuity Unit Values
5                                    Templeton Funds Annuity Company; The
                                     Annuit Separate Account; Templeton Variable
                                     Annuity Fund; Voting Rights
6                                    Deductions and Charges
7                                    The Annuities; Substitution of Securities
                                     and Other Changes; Cover Page
8                                    The Annuities
9                                    The Annuities
10                                   Purchase of Annuities; The Annuities;
                                     Templeton Funds Annuity Company
11                                   N/A
12                                   Tax Information
13                                   N/A
14                                   Statement of Additional Information Table
                                     of Contents

                  PART B
15                                   Cover Page
16                                   Table of Contents
17                                   Templeton Funds Annuity Company
18                                   Templeton Funds Annuity Company;
                                     Independent Accountants
19                                   N/A
20                                   Templeton Funds Annuity Company; Purchase
                                     of Annuities (in prospectus)
21                                   N/A
22                                   N/A
23                                   Financial Statements

                                  PROSPECTUS
                              SEPTEMBER 28, 1995
                        TEMPLETON RETIREMENT ANNUITIES
                 ISSUED BY TEMPLETON FUNDS RETIREMENT ANNUITY
                               SEPARATE ACCOUNT
                                      OF
                       TEMPLETON FUNDS ANNUITY COMPANY
                              700 Central Avenue
                      St. Petersburg, Florida 33701-3628
                           Telephone (800) 774-5001

   A TEMPLETON RETIREMENT ANNUITY ("Annuity") is an immediate variable annuity. The Annuities are available only to an investor who has maintained a Templeton Tax Deferred Retirement Plan ("Plan") with one of the Templeton Mutual Funds for a period of at least one year and wishes to use all or a portion of his or her Plan to purchase an Annuity. The Annuities will not be available to any investor who resides in a state where the Annuities may not lawfully be sold. The minimum amount required to purchase an Annuity is $10,000. The Annuities are sold without a sales charge. Once Annuity Payments commence, the purchase price may not be refunded or redeemed.

   The Annuities are issued pursuant to either (i) a Group Contract between Templeton Funds Annuity Company (the "Company") and Franklin Templeton Trust Company (the "Contractholder") and represent participations in the Group Contract or (ii) an Individual Contract between the Company and an individual Contractowner ("Individual Contractowner"). Both Individual Contracts and Group Contracts are referred to in this Prospectus by the term "Contract." All assets under the Contracts are invested, through Templeton Funds Retirement Annuity Separate Account (the "Separate Account"), in shares of Templeton Variable Annuity Fund (the "Fund") and the value of the Annuities, and the amount of each Annuity Payment, will vary with the performance of the Fund.

   TEMPLETON VARIABLE ANNUITY FUND has for its investment objective long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   This Prospectus sets forth concisely information about the Annuities and the Separate Account that a prospective investor should know before investing.

   A Statement of Additional Information (the "SAI") dated September 28, 1995, is on file with the Securities and Exchange Commission and is, in its entirety, incorporated by reference into and made a part of this Prospectus. (See page 13 for the Statement of Additional lnformation Table of Contents.) A copy of the SAI is made available upon request and without charge by calling or writing Templeton Funds Annuity Company at the address indicated above.

   THIS PROSPECTUS SHOULD BE ACCOMPANIED BY A CURRENT PROSPECTUS OF TEMPLETON VARIABLE ANNUITY FUND. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                              TABLE OF CONTENTS

                                                                           PAGE
Glossary of Special Terms ..............................................     3

Expense Table ..........................................................     5

Summary ................................................................     5

Annuity Unit Values ....................................................     6

Templeton Funds Annuity Company ........................................     6

The Separate Account ...................................................     6

Templeton Variable Annuity Fund ........................................     6

Purchase of Annuities ..................................................     6

The Annuities

  Payment Options ......................................................     7

  Beneficiaries ........................................................     8

  Annuity Payments .....................................................     8

  Annuity Units ........................................................     9

  Value of the Separate Account ........................................     9

  Delays in Valuation and Payment ......................................     9

Deductions and Charges .................................................    10

Tax Information

  Internal Revenue Code Limitations ....................................    10

  Federal Income Tax Status ............................................    10

    (a)Federal Tax Status of the Company and the Separate Account  .....    10

    (b)Federal Tax Status of Annuitants ................................    11

    (c)Withholding .....................................................    11

Voting Rights ..........................................................    11

Substitution of Securities and Other Changes ...........................    11

Statement of Additional Information Table of Contents ..................    13

Appendix A--Compliance with Internal Revenue Code Rules ................    14

Appendix B--Dollar Value of First Monthly Payment ......................    15

                          GLOSSARY OF SPECIAL TERMS

ANNUITANT                    A person on whose life the Annuity Payments are
                             based.

ANNUITY A Templeton Retirement Annuity issued pursuant to the Contracts.

ANNUITY BENEFITS             Those benefit payments, including Annuity
                             Payments, made to an Annuitant, a Joint Annuitant,
                             one or more Beneficiaries and/or any of their
                             respective estates under the terms of the
                             Contracts.

ANNUITY PAYMENTS             The monthly payments made in accordance with the
                             Annuity Option elected by the Participant under
                             the Group Contract or the Individual Contractowner
                             under an Individual Contract. Annuity Payments
                             will be determined by applying the initial
                             contribution, less any applicable taxes, to the
                             tables shown in Appendix B hereto.

ANNUITY PURCHASE DATE        The date the contribution is made and the order to
                             purchase the Annuity is effected.

ANNUITY UNIT                 An accounting unit of measure used to calculate
                             the dollar amount of Annuity Payments and Annuity
                             Benefits. The value of an Annuity Unit fluctuates
                             generally with the value of the Fund.

APPLICANT                    A Plan accountholder who submits an application or
                             enrollment form requesting that his or her Plan
                             purchase an Annuity.

BENEFICIARY                  A person or persons designated by a Participant to
                             receive benefits under an Annuity, if any, payable
                             after the last death of an Annuitant and any Joint
                             Annuitant.

BUSINESS DAY                 Any day on which the New York Stock Exchange is
                             open for business.

COMPANY Templeton Funds Annuity Company, a Florida insurance company which maintains the Separate
                             Account and issues the Annuities.

GROUP CONTRACTHOLDER         Franklin Templeton Trust Company, a trust company
                             chartered under California law, and its successors
                             and assigns.

FUND Templeton Variable Annuity Fund, the registered open-end management investment company in which the Contracts' assets are invested by the Separate
                             Account.

GROUP CONTRACT               The Group Retirement Annuity Contract number
                             GA-002 between the Company and the Contractholder.

INDIVIDUAL CONTRACT          An individual Retirement Annuity Contract between
                             the Company and an Individual Contractowner.

INDIVIDUAL CONTRACTOWNER     An individual or individuals entitled to the
                             ownership rights stated in the Individual Contract
                             and in whose name the Contract is issued.

JOINT ANNUITANT              A person other than the Annuitant designated by
                             the Participant as a person on whose life Annuity
                             Payments may also be based.

PARTICIPANT                  An Applicant whose application or enrollment form
                             requesting that his or her Plan purchase an
                             Annuity has been approved. A Participant will
                             generally also be an Annuitant.

PAYMENT DATE                 A day on which the value of Annuity Units for a
                             given Annuity Payment is calculated.

PERIODIC CHARGE              An amount deducted periodically from the Separate
                             Account to compensate the Company for assuming
                             mortality and expense risks. (See "Deductions and
                             Charges.")

                                3

PLAN                         Any one of the group of Franklin Templeton Tax
                             Deferred Retirement Plans offered in connection with the Franklin Templeton Mutual Funds, and for which the Contractholder acts as trustee or custodian, to provide for the accumulation of retirement funds for individuals or groups of individuals under which at least a part of the accumulation is tax deferred under the Internal
                             Revenue Code and under which an Annuity may be purchased. These Plans currently include the Franklin Templeton Individual Retirement Account
                             ("IRA"), the Franklin Templeton Simplified
                             Employee Pension ("SEP-IRA"), Franklin Templeton
                             "403(b)" retirement plans for employees of tax exempt organizations, Franklin Templeton "401(k)" plans and qualified plans for corporations, self employed individuals and partnerships, and are held for the individuals or groups by Franklin
                             Templeton Trust Company as trustee or custodian.

SEPARATE ACCOUNT             Templeton Funds Retirement Annuity Separate
                             Account, a separate account of the Company
                             registered with the Securities and Exchange
                             Commission as a unit investment trust. The
                             Separate Account invests all its assets in the
                             Fund. The assets of the Separate Account are not
                             commingled with the general assets of the Company,
                             and the investment performance of the Separate
                             Account is kept separate from that of the general
                             assets of the Company.

FRANKLIN TEMPLETON MUTUAL FUNDS The Franklin Templeton Mutual Funds include each existing and future U.S. registered open- end investment company for which Franklin Advisors, Inc. or Templeton, Galbraith & Hansberger Ltd. or an affiliate acts as investment adviser or manager and for which Franklin Templeton Distributors, Inc. acts as principal underwriter, unless otherwise specified by the Company. (See "The
                             Annuities.")

                                EXPENSE TABLE

 Separate Account Annual Expenses (As a
 percentage of average account value)  ........
Mortality and Expense Risk Fee ........................0.80%
Administration Fee ....................................0.30%
Total Separate Account Annual Expenses ................1.10%
Templeton Variable Annuity Fund Annual
 Expenses (As a percentage of Fund average net
 assets)* .....................................
Management Fees .......................................0.50%
Other Expenses ........................................0.50%
  Administrative Fees .........................0.15%
  Other (after expense reimbursement)  ........0.35%
Total Fund Annual Expenses ............................1.00%

*Templeton Funds Annuity Company, the Fund's Business Manager, has agreed to reimburse the Fund an amount by which the Fund's annual expenses for all purposes exceed 1.0% of the Fund's average daily net assets through May 1, 1996. Expenses borne by the Business Manager amounted to $0.09 per share for the fiscal year ended December 31, 1994. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average net assets would have been 1.49%.

                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ----------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on the Fund's assets (based on a
 Joint and 100% Survivor Annuity with 120 payments guaranteed, both Annuitants age 70 and with a 3% assumed annual interest
 rate; see "The Annuities--Payment Options"): ....................   $21       $59       $95       $168

   The information in the above table is an estimate based on the Separate Account's and the Fund 's expenses as of the end of the most recent fiscal year and is provided for purposes of assisting current and prospective Annuitants in understanding the various costs and expenses that an investor in the Annuity will bear, directly or indirectly. The 5% annual return and annual expenses should not be considered a representation of actual or expected Annuity performance or expenses, both of which may vary. For a more detailed discussion of the Separate Account's and the Fund's fees and expenses, see "Deductions and Charges" and "Management of the Fund," respectively.

                                   SUMMARY

   A Templeton Retirement Annuity is an immediate variable annuity designed to be used to distribute the benefits of tax deferred retirement plans. The Annuities are available only to persons who have maintained an account in a Plan for at least one year. The minimum Annuity purchase is $10,000. Once Annuity Payments commence, the purchase price may not be refunded or redeemed.

   The Participant may select an assumed annual interest rate of 3% or 7% and from a variety of payment options based on his life (or his life and that of a Joint Annuitant) or for a period certain (see "Payment Options"). The value of the first Annuity Payment depends on the amount invested, the assumed annual interest rate specified and the Annuity Payment option selected by the Participant. The amount of each Annuity Payment thereafter will fluctuate based on the performance of the underlying mutual fund in which the Annuity assets are invested (see "Templeton Variable Annuity Fund"). The investment objective of the Fund is long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

   The Annuities are available under the Group Contract issued to the Contractholder by the Company. In those states where the Group Contract may not be offered, an Individual Contract, with substantially similar terms, will be issued to the Applicant. All obligations under the Contracts are obligations of the Company. All assets under the Contracts are held in a segregated account of the Company and are not chargeable with other liabilities of the Company (see "The Separate Account").

   The Annuities are sold without a sales charge. Any applicable state premium taxes are deducted, as required, from the initial contribution or from Annuity Payments or Annuity Benefits. The Company assesses a total charge on an annual basis of 1.1% of assets of the Separate Account as compensation for Separate Account expenses and for assuming expense and mortality risks. The Company guarantees that these charges will not increase for Annuities already issued (see "Deductions and Charges"). Expenses of Templeton Variable Annuity Fund are described in its prospectus.

                             ANNUITY UNIT VALUES

   (For an Annuity Unit outstanding for the periods shown and with a 9% assumed annual interest rate)

                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              1994           1993           1992           1991           1990
                        ---------------------------------------------------------------------------
Annuity Unit value at
beginning of period  ...      $1.36          $1.10          $1.10          $0.92          $1.15
Annuity Unit value at
end of period ..........      $1.19          $1.36          $1.10          $1.10          $0.92
Number of Annuity Units
outstanding at the end
of period ..............     98,101         96,190         90,655         67,630         56,401

   The value of an Annuity Unit changes to reflect the investment results of the Fund, the expenses of the Separate Account, and the assumed annual interest rate used to determine Annuity Payments. The value of an Annuity Unit will increase only when the actual investment results of the Separate Account exceed the assumed annual rate of interest selected by the Participant. If actual results are less than the assumed rate, the value of an Annuity Unit will decrease.

                       TEMPLETON FUNDS ANNUITY COMPANY

   Templeton Funds Annuity Company (the "Company"), 700 Central Avenue, St. Petersburg, Florida 33701-3628, is the sponsor of the Separate Account. The Company was organized as a Florida corporation on January 25, 1984 and is licensed to engage in the life insurance business in Florida. The Company is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (See "Templeton Funds Annuity Company" in the SAI for additional information.)

                             THE SEPARATE ACCOUNT

   The Separate Account was established on February 4, 1987, by resolution of the Board of Directors of the Company and is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust. This registration does not involve any supervision by the Commission of the administration or investment practices or policies of the Separate Account or of the Fund. The Separate Account invests its assets, net of certain expenses (see "Deductions and Charges"), exclusively in Templeton Variable Annuity Fund (the "Fund"). Although empowered to establish subaccounts which may make other investments, the Separate Account has no present intention of so doing.

   The Separate Account is administered and accounted for as part of the general business of the Company, but the income and capital gains or losses from assets allocated to the Separate Account, whether or not realized, are, in accordance with the resolution establishing the Separate Account, credited to or charged against those assets without regard to other income, gains or losses of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business of the Company. The obligations arising under the Contracts are obligations of the Company.

                       TEMPLETON VARIABLE ANNUITY FUND

   The Fund is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and is currently used only as a funding vehicle for the Annuities. The Fund was organized as a Massachusetts business trust on February 5, 1987. The Fund's investment objective is long term capital growth. It pursues this objective through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation, including issuers inside as well as outside the United States. The Fund's Investment Manager is Templeton Investment Counsel, Inc., an affiliate of the Company. A prospectus containing more complete information concerning the Fund accompanies this Prospectus and should be read carefully before purchasing an Annuity.

                            PURCHASE OF ANNUITIES

   Applications and enrollment forms for requesting the purchase of an Annuity are available from Templeton Funds Annuity Company, 700 Central Avenue, St. Petersburg, Florida 33701-3628. Annuities are available on a continuing basis only to eligible persons and are sold with no sales charge. Persons eligible to request the purchase of an Annuity are those who have maintained an account in a Plan for at least one year prior to the Annuity Purchase Date. The Contractholder will determine whether each Applicant meets the eligibility requirements. For each eligible Applicant requesting to have an Annuity purchased by his Plan, the Contractholder acting in its capacity as custodian or trustee under the particular Plan will effect the purchase of an Annuity in accordance with the Applicant's instructions. Annuity purchases will be effected only for Applicants who reside in states where the Annuities may lawfully be sold.

   To arrange for the purchase of an Annuity, each Applicant must return a properly completed application or enrollment form to the Company together with any other forms which the Company may require. The form contains an authorization for the Contractholder, as trustee or custodian under the Applicant's Plan, to use a specified amount of Plan assets to purchase an Annuity. The minimum amount for purchase of an Annuity is $10,000. After the Contractholder has reviewed each application or enrollment form to determine eligibility, the Company will notify each Applicant whether his or her request to have an Annuity purchased has been approved. Each approved Applicant covered by the Group Contract will be sent a certificate confirming the terms, the Annuity Payment option and amount of the Annuity selected as well as the identity of the Annuitant, any Joint Annuitant and Beneficiaries. The certificate will also describe applicable terms of the Group Contract. Other approved Applicants will receive their own Individual Contract.

   Each order to purchase an Annuity will be effected on the 10th Business Day prior to the first day of the month or on such earlier Business Day as the Company, in its sole discretion, may determine. On each such day, the payment for each approved application or enrollment request will be transferred from the applicable Plan and invested in accordance with the Contract at the Annuity Unit value determined on that day (see "Annuity Units"). (Prior to such transfer, amounts to be transferred from Plans will continue to be invested under such Plans.) Completed application or enrollment forms must be received by the Company at least 10 days prior to a Business Day on which the Company effects orders to purchase Annuities in order for the order to be processed on that latter date. Applicants whose application or enrollment forms are not complete or are not timely received will be notified that the order will be processed on the next day on which orders are effected, provided any additional necessary information is timely provided. An Applicant may withdraw his or her request for application or enrollment at any time before the Annuity Purchase Date.

                                THE ANNUITIES

   The Annuities are offered only to persons who have maintained an account for at least one year in a Templeton Tax Deferred Retirement Plan ("Plan") with any one or more of the Franklin Templeton Mutual Funds. The Annuities are designed to permit such persons, on or after the retirement date permitted under the applicable Plan, to instruct the Contractholder, in its capacity as custodian or trustee under the Plan, to have the Plan purchase an immediate variable annuity having a payout option selected by the Applicant (see "Payment Options"). Once Annuity Payments commence, the purchase price may not be refunded or redeemed, and no exchanges may be made to another Franklin Templeton Mutual Fund. Benefits payable under the Annuities will vary in amount based on the performance of the Fund. The Company guarantees that the dollar amount of Annuity Payments for Annuities already issued will not be affected by the changes in the expense assumptions used in determining the first Annuity Payment. However, because the Fund in which assets used to purchase the Annuity are invested fluctuates in value daily, there can be no guarantee that the remaining value of an Annuity (net of deductions and charges), together with any Annuity Payments already made, will at any given time exceed or even equal the amount of assets used to purchase the Annuity.

PAYMENT OPTIONS

   Annuity Payments will be made monthly. The value of the first Annuity Payment is determined as indicated in Appendix B, based on the amount of contribution and the payment option specified in the application or enrollment form, which may be one of the following:

   Option I--Life Annuity--An Annuity payable monthly during the lifetime of the Annuitant. The Annuity will stop with the last Annuity Payment due prior to the death of the Annuitant. Only one Annuity Payment would be made under this Option if the Annuitant dies before the second Annuity Payment is due; only two Annuity Payments would be made if the Annuitant dies before the third Annuity Payment is due, etc.

   Option II--Life Annuity with 60 or 120 Monthly Payments Guaranteed--An Annuity payable monthly during the lifetime of an Annuitant with a guarantee that if, at the death of the Annuitant, Annuity Payments have been made for less than 60 or 120 months, as elected, then Annuity Payments will be continued thereafter, to a Beneficiary designated by the Participant during the remainder of said period.


   Option III--Joint and Last Survivor Annuity--An Annuity payable monthly during the joint lifetime of the Annuitant and a designated Joint Annuitant. Upon the death of the Annuitant, Annuity Payments will be made to the Joint Annuitant during the Joint Annuitant's remaining lifetime at a level of 100%, 75% or 50% of the original level, as elected by the Participant. This percentage is selected by the Participant in his application or enrollment form. Under this Option, only one Annuity Payment would be made if both the Annuitant and the Joint Annuitant die before the second Annuity Payment is due; only two Annuity Payments would be made if they both die before the third Annuity Payment is due, etc.

   Option IV--Joint and Last Survivor Annuity with 60 or 120 Monthly Payments Guaranteed--An Annuity payable monthly during the joint lifetime of an Annuitant and a Joint Annuitant with no reduction in amount after the death of the Annuitant and with a guarantee that if, at the latter death of either the Annuitant or the Joint Annuitant, Annuity Payments have been made for less than 60 or 120 months as elected, then Annuity Payments will be continued thereafter to a Beneficiary designated by the Participant during the remainder of said period.

   Option V--Unit Refund Life Annuity--An Annuity payable monthly during the lifetime of an Annuitant, ceasing with the last Annuity Payment due prior to the death of the Annuitant with a guarantee that, at the death of the Annuitant, the Beneficiary will receive in one sum the then dollar value of the number of Annuity Units equal to (1) the total net amount applied to purchase the Annuity divided by the Annuity Unit value used to determine the first Annuity Payment, minus (2) the product of the number of the Annuity Units represented by each payment and the number of payments made. No payment will be made if the difference of (1) minus (2) is negative.

Other payment options may be arranged subject to prior approval by the Company.

   See "Tax Information--Internal Revenue Code Limitations," regarding limitations and other requirements which should be considered when selecting a payment option. For Internal Revenue Code requirements which may modify payments under the Annuity options in certain cases, see Appendix A.

BENEFICIARIES

   An Applicant for an Annuity may designate a Beneficiary or Beneficiaries to receive any remaining payments or sums which may become payable upon the last death of the Annuitant and the Joint Annuitant. An Applicant may also designate one or more contingent Beneficiaries to receive Annuity Benefits in the event all Beneficiaries die before all Annuity Benefits payable to such Beneficiaries have been paid. These designations may be changed by the Participant from time to time.

   If more than one Beneficiary or contingent Beneficiary is designated and the respective interest of each is not specified, they will be paid in equal shares. If any of several Beneficiaries dies before the Annuitant and any Joint Annuitant, any amounts payable upon the death of the Annuitant and any Joint Annuitant will be paid to the surviving Beneficiaries, in equal shares or as otherwise designated by the Participant. If any of several contingent Beneficiaries dies before all the Beneficiaries, any amounts payable upon the death of all Beneficiaries will be paid to the surviving contingent Beneficiaries, in equal shares or as otherwise designated by the Participant. After the start of Annuity Payments to one or more of several Beneficiaries or contingent Beneficiaries, if any of the designated Beneficiaries or contingent Beneficiaries dies, Annuity Payments will be continued in equal shares to the remaining Beneficiaries or contingent Beneficiaries then eligible to receive such payments unless otherwise specified by the Participant. After the start of Annuity Payments to a Beneficiary or contingent Beneficiary and after the death of all designated Beneficiaries or contingent Beneficiaries, the commuted value of any remaining guaranteed Annuity Payments due or to become due will be paid in one sum to the estate of the person or persons then receiving such payments. Such commuted value will be determined on the basis of the assumed interest rate selected by the Applicant, compounded annually. (See "Annuity Payments.")

   Any designation or change of Beneficiary or contingent Beneficiary shall be made to the Company's home office by filing satisfactory written notice. When acknowledged in writing by the Company, such designation or change will take effect on the date the notice was signed. The Company will not be liable for any payment made or action taken by it before notice was acknowledged.

ANNUITY PAYMENTS

   The first payment under any of the Annuity Options will be determined in accordance with the Annuity Payment rate based on the assumed annual interest rate selected by the Applicant. No purchase of an Annuity will be effected until the Company has received proof acceptable to it of the birthdate of the Annuitant and any Joint Annuitant.

   Under the Contract the Annuitant may choose between an assumed annual interest rate of 3% or 7%. If the Annuitant chooses the 7% assumed annual interest rate, as compared to choosing the 3% interest rate, Annuity Payments would start at a higher level but would increase more slowly if investment returns are more than 7% and decrease more rapidly. Therefore, election of the 7% assumed annual rate of interest would result in a higher first monthly payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the Separate Account did not exceed the 7% assumed annual interest rate.

   If the Annuitant chooses the 3% assumed annual interest rate, Annuity Payments would start at a lower level but would increase more rapidly if the investment returns are greater than 3% and decrease more slowly. Therefore, election of the 3% assumed annual interest rate would result in a lower first monthly payment but would decrease the possibility of reduced future payments.

   The first Annuity Payment, for payments made on a monthly basis, is calculated by dividing the Purchase Payment, less any applicable taxes, by 1000 and multiplying the result by the appropriate figure shown on Appendix
B. Values not shown will be calculated on an equivalent basis. The first Annuity Payment is then divided by the then current value of an Annuity
Unit (see below) to determine the fixed number of Annuity Units used to calculate each subsequent Annuity Payment. Thereafter, each Annuity Payment is calculated by multiplying the fixed number of Annuity Units, as determined above, by the current Annuity Unit Value, less any applicable taxes. Since the value of an Annuity Unit will fluctuate from month to month, the amount of each Annuity Payment may also be expected to fluctuate. However, the Company guarantees that the Administrative Fee and the Periodic Charge will not be changed for any Annuity once issued. (See "Deductions and Charges.")

   In some states the combination of the 7% and 3% assumed interest rates may not be available. Alternate rates may be offered as permitted under applicable state law.

ANNUITY UNITS

   The value of an Annuity Unit was initially set at $1.00 upon commencement of the Separate Account's operations. The value of an Annuity Unit is thereafter determined as follows on each Payment Date:

   First: The Net Investment Factor is determined by dividing (a) by (b) and adding (c) to the result, where:

    (a) is the net increase or decrease in the net asset value per share of the Fund, plus the per share amount of any dividend or capital gain distribution paid or deemed paid by the Fund since the preceding Payment Date, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Separate Account as of the end of the current Payment Date which the Company determines to have resulted from maintenance of the Separate Account;

    (b) is the net asset value per share of the Fund on the preceding Payment Date, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Separate Account as of the end of the immediately preceding Payment Date which the Company determines to have resulted from maintenance of the Separate Account;

    (c) is the net result of 1.000, less the Periodic Charge (see "Deductions and Charges").

   The Net Investment Factor may be more or less than one.

   Second: An Annuity Unit value for a Payment Date is equal to:

    (a) the value of the Annuity Unit on the immediately preceding Payment
Date;

    (b) multiplied by the Net Investment Factor for the period from the preceding Payment Date ending on the current Payment Date;

    (c) divided by the Assumed Net Investment Factor for that period.

   The Assumed Net Investment Factor is equal to one plus the interest rate used in determining the basis for purchase of Annuities, adjusted to reflect the performance of the Separate Account during the particular valuation period. For example, using the 7% assumed annual interest rate, the Assumed Net lnvestment Factor for a one-year valuation period would be 1.07. For a one-day valuation period, the Assumed Net lnvestment Factor would be
1.000185. Using the 3% assumed annual interest rate, the Assumed Net Investment Factor for a one-year valuation period would be 1.03. For a one-day valuation period, the Assumed Net Investment Factor would be
1.000081. The value of an Annuity Unit will increase only when the actual investment results of the Separate Account exceeds the assumed rate of interest. If actual results are less than the assumed rate, the value of an Annuity Unit will decrease.

   The value of an Annuity Unit as of any date other than a given Payment Date is equal to its value on the next succeeding Payment Date.

VALUE OF THE SEPARATE ACCOUNT

   The value of the Separate Account on a Payment Date is equal to (a) its value on the previous Payment Date, less (b) the Periodic Charge, the Administration Fee and applicable taxes for the period since the preceding Payment Date (see "Deductions and Charges"), less (c) Annuity Benefits paid since the previous Payment Date, plus (d) net new contributions, plus (e) any dividend or capital gains distributions paid to the Separate Account by the Fund, and plus or minus (f) the increase or decrease in the net asset value of the Fund since the preceding Payment Date.

DELAYS IN VALUATION AND PAYMENT

   The determination of Net Asset Value or of Annuity Unit value and making of payments under the Annuities may be suspended or delayed:

     (a) for any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted;

     (b) for any period during which an emergency exists (as determined in accordance with any applicable regulatory requirements) as a result of which (i) disposal by the Separate Account or the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Separate Account or the Fund fairly to determine the value of its net assets; or

     (c) for such other periods as the Commission may by order permit for the protection of Participants, Annuitants, Joint Annuitants and/or
Beneficiaries.

                            DEDUCTIONS AND CHARGES

   Any applicable state premium taxes and other taxes will be deducted either from the initial Purchase Payment at the time an Annuity is purchased or from Annuity Payments or Annuity Benefits, as required by applicable law from time to time.

   The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 0.8% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge. The Company also assesses an administrative charge (the "Administration Fee"), equal on an annual basis to 0.3% of the Separate Account assets, to reimburse the Company for a portion of its administrative expenses incurred in administering the Separate Account. The Company does not expect to recover from the Administration Fee an amount in excess of its accumulated administrative expenses. Even though the administrative expenses may increase, the Company guarantees it will not increase the amount of the Administration Fee. The Company also levies a charge against the Separate Account to reimburse the Company for the amount of any tax liability paid or reserved by the Company that results from the maintenance of the Separate Account. (For expenses borne by the Fund, see the current prospectus of the Fund.)

                               TAX INFORMATION

INTERNAL REVENUE CODE LIMITATIONS

   The availability or terms of any payment option may be modified or restricted to the extent necessary to comply with U.S. Treasury Regulations covering permissible distributions from retirement plans. (See Appendix A.) In addition, persons contemplating the purchase of an Annuity should refer to the terms of their Plan for any limitations or restrictions regarding the date on which Annuity Payments must commence. In general, and except as otherwise permitted by U.S. Treasury Regulations, federal tax law requires that Annuity Payment must commence no later than April 1 of the year after the year in which the Annuitant attains age 70 1/2 . If the minimum distribution is not made, a 50% nondeductible excise tax is imposed as to the amount not distributed in accordance with U.S. Treasury Regulations.

   In selecting a payment option for an Annuity, purchasers should also note that the Internal Revenue Code (the "Code") provides that benefit payments may be made only (a) over the life of the Annuitant or the lives of the Annuitant and any Joint Annuitant; or (b) over a period certain that does not exceed the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and any Joint Annuitant. Additionally, the Code allows selection of a payment option with a 100% joint and survivor annuity (i.e., the 100% level under Option III under the Contracts) only if the Joint Annuitant is either the Annuitant's spouse or is no more than 10 years younger than the Annuitant. If the Annuitant dies before the entire distribution due under the Annuity has been paid, such unpaid portion of the Annuity will be distributed (without interest) at least as rapidly as under the method of distribution being used as of the date of his death.

FEDERAL INCOME TAX STATUS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. The discussion is based on the Company's understanding of current federal income tax laws as they are currently interpreted by the Internal Revenue
Service (the "I.R.S."). No representation is made regarding the likelihood that either the particular laws or their interpretation will continue. No attempt is made to consider any state or other tax laws which may be applicable.

(A) FEDERAL TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT


   General: The Company is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Separate Account is not a separate entity from the Company for purposes of the Code, the Company will be liable for any federal income taxes which become payable with respect to the income of the Separate Account. Under current law, no item of dividend income, interest income or realized capital gain attributable, at a minimum, to appreciation after January 1,1985, of the Separate Account will be taxed to the Company to the extent it is applied to increase reserves under the Contracts.

   Under the principles set forth in I.R.S. Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company believes that the Company will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

(B) FEDERAL TAX STATUS OF ANNUITANTS

   The Annuities are designed for use with the Plans and other similar tax deferred retirement plans. The tax rules applicable to participants in such plans who purchase an Annuity vary according to the type of plan and the terms and conditions of the plan itself. Therefore, this discussion is designed to provide only general information about the use of the Annuities in connection with the various types of plans. Participants in plans are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract and the Annuities.

   The Company believes that the Annuitant is not subject to federal income tax on increases in Annuity value until payments are received under the Annuity. Federal income taxation of Annuity Payments and Annuity Benefits is determined under Section 72 of the Code. Section 72 provides, in general, that a portion of each Annuity Payment which represents the Annuitant's "investment" in the Annuity is excluded from gross income for income tax purposes. ("Investment" refers generally to contributions that were not deductible or excludable from income when made.) If the Annuity is purchased entirely with assets which were excludable from the Annuitant/Participant's income, the "investment" by the Annuitant/Participant will be deemed to be zero and distributions will be fully taxable as payments are received. To the extent an Annuity is purchased with contributions that were subject to income tax when made to such a plan, proportional amounts of each Annuity Payment may be excluded from gross income for income tax purposes up to the aggregate amount of such contributions. In some circumstances, Annuity Payments made before the Annuitant attains age 59 1/2 may be subject to an additional 10% penalty tax. In addition, distributions in excess of $150,000 per year in the case of periodic distributions and in excess of $750,000 in the case of lump sum distributions may be subject to an additional 15% excise tax.

(C) WITHHOLDING

   With certain limited exceptions, withholding is required on Annuity Payments and Annuity Benefits. However, with certain exceptions, recipients of Annuity Payments and Annuity Benefits are allowed to make an election not to have federal income tax withheld, which election is revocable at any time.

   The withholding rate, as determined from the recipient's withholding certificate, will be applied against the taxable portion of each Annuity Payment. If no withholding certificate is filed with the Company, tax will be withheld from Annuity Payments and Annuity Benefits on the basis that the payee is married with three withholding exemptions.

   Persons who elect not to have withholding made are nonetheless liable for federal income tax on the Annuity Payments and Annuity Benefits received by them and may become subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

                                VOTING RIGHTS

   In accordance with its view of present applicable law, the Company will vote the shares of the Fund held in the Separate Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having a voting interest in the Separate Account. The Company understands that under present applicable law, persons currently receiving payments under an Annuity have such voting interest. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   The number of votes which a person has a right to instruct will be determined by dividing the reserve for the applicable Annuity in the Separate Account by the net asset value per share of the Fund. Such number of shares will be determined as of a date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund, which shall not be more than 90 days prior to any meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days prior to such meeting. The votes attributable to each Annuity decrease as reserves allocated to that Annuity decrease.


                 SUBSTITUTION OF SECURITIES AND OTHER CHANGES

   If the shares of the Fund should no longer be available for investment by the Separate Account or if, in the judgment of the Company, further investment in such shares should be inappropriate in view of the purpose of the Annuities, the Company may substitute shares of another mutual fund or other investment vehicle for shares of the Fund already purchased or to be purchased in the future under the Annuities. No substitution of securities may take place without prior approval of the Securities and Exchange Commission in accordance with such requirements as it may impose, without notice to or approval by persons having voting interest, or without complying with filing or other procedures established by applicable state insurance regulators.

   At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares, the Separate Account may be operated as a management company under the Investment Company Act of 1940 or in any other permitted form, or it may be deregistered under the Act in the event registration is no longer required. The Company also reserves the right to add or delete other separate accounts or subaccount of the Separate Account; to combine the Separate Account with other separate accounts and to combine one or more subaccounts; to transfer assets among separate accounts and subaccounts established by the Company or its affiliate or their successors or assigns; to add or delete mutual funds, other investment vehicles, or series of either as investments for a separate account or subaccount; to add a fixed account providing for the provision of Annuity Benefits out of the Company's general account; and to split or combine the value of the Annuity Units provided such action has no material effect on benefits or other provisions of Annuities previously issued under the Contracts.

   On the first anniversary of the effective date of the Group Contract and on each anniversary of that date thereafter, the Company, upon 90 days' advance written notice to the Contractholder, may change any or all of the terms of the Group Contract, except that no such change may affect in any way the amount, value or terms of any Annuity purchased prior to the effective date of the change. In addition, upon notice to the person(s) currently receiving payments under an Annuity, the Contracts or an Annuity may be modified by the Company, but only if such modification: (1) is necessary to make the Contracts and/or the Annuities comply with any law or regulation issued by a governmental agency to which the Company, the Separate Account, the Contracts and/or an Annuity are subject; or (2) is necessary to assure continued qualification of the Contracts or the Annuities under the Internal Revenue Code or other applicable federal or state laws relating to annuity contracts, deferred compensation plans, pension or profit sharing plans, individual retirement accounts or other retirement plans, as such laws may be amended from time to time; or (3) is necessary to reflect a change in the operation of the Separate Account as described in the preceding paragraph. In the event of any such modifications, the Company will make appropriate endorsement to the Contracts and, if applicable, the certificates.

            STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Templeton Funds Annuity Company

Independent Accountants

Financial Information

Financial Statements--Templeton Funds Retirement Annuity Separate Account

Financial Statements--Templeton Funds Annuity Company

                                  APPENDIX A

               Compliance with Internal Revenue Code Rules Relating
               To Annuity Contracts Purchased for Distributions
                       From Qualified Retirement Plans
                      And Individual Retirement Accounts

   1. Benefit payments may be made only (a) over the life of the Annuitant or the lives of the Annuitant and a Joint Annuitant, or (b) for a period certain that does not exceed the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and any Joint Annuitant.

   2. If the Annuitant dies before his entire interest in the Annuity has been paid him, the unpaid interest of the Annuitant will be distributed at least as rapidly as under the method of distribution being used as of the date of his death.

   3. The availability of, and payments pursuant to, the various Annuity Options under the Contracts may be restricted or altered to the extent necessary to comply with applicable U.S. Treasury Regulations.

   4. The above rules may be supplemented or amended in order to comply with U.S. Treasury Regulations, including such regulations as may be issued from time to time under the Internal Revenue Code Sections 72, 401(a)(9) and 408.

                                  APPENDIX B
                    DOLLAR VALUE OF FIRST MONTHLY PAYMENT
                   FOR EACH $1,000 OF NET PURCHASE PAYMENT

   The following Tables show the dollar value of the first monthly payment for each $1,000 of Net Purchase Payment. The amount of each payment depends upon the Annuity Option chosen and the Annuitant's and Joint Annuitant's, if any, actual age at the time the first payment is due. "Actual age", as used above, shall mean actual age to the nearest month on the Annuity Purchase Date. Annuity Payments under the Contracts will normally be made monthly. The Company may, in its discretion, agree to less frequent payments, based upon appropriate Annuity values and procedures.

                            OPTION 1--LIFE ANNUITY

  FIRST MONTHLY PAYMENT    FIRST MONTHLY PAYMENT
     USING 7% ASSUMED         USING 3% ASSUMED
      INTEREST RATE            INTEREST RATE
 ACTUAL    FIRST MONTHLY   ACTUAL   FIRST MONTHLY
   AGE        PAYMENT       AGE        PAYMENT
--------------------------------------------------
    50        $ 6.59         50         $4.09
    51          6.65         51          4.16
    52          6.72         52          4.23
    53          6.79         53          4.31
    54          6.86         54          4.39
    55          6.94         55          4.48
    56          7.02         56          4.57
    57          7.11         57          4.67
    58          7.21         58          4.77
    59          7.31         59          4.88
    60          7.42         60          5.00
    61          7.54         61          5.13
    62          7.67         62          5.26
    63          7.81         63          5.41
    64          7.95         64          5.56
    65          8.11         65          5.73
    66          8.29         66          5.90
    67          8.47         67          6.09
    68          8.67         68          6.29
    69          8.88         69          6.50
    70          9.11         70          6.74
    71          9.36         71          6.98
    72          9.63         72          7.25
    73          9.92         73          7.54
    74         10.23         74          7.85
    75         10.57         75          8.18

          OPTION 2--LIFE ANNUITY WITH 60 OR 120 PAYMENTS GUARANTEED

           FIRST MONTHLY   FIRST MONTHLY
           PAYMENT USING   PAYMENT USING
            7% ASSUMED      3% ASSUMED
             INTEREST        INTEREST
             NUMBER OF       NUMBER OF
            GUARANTEED      GUARANTEED
 ACTUAL       MONTHLY         MONTHLY
   AGE       PAYMENTS        PAYMENTS
-----------------------------------------
    60      120     60      120
--------------------------------- --------
    50    $ 6.58   $6.53   $4.08   $4.06
--------------------------------- --------
    51      6.64    6.59    4.15    4.12
--------------------------------- --------
    52      6.70    6.65    4.22    4.19
--------------------------------- --------
    53      6.77    6.71    4.30    4.27
--------------------------------- --------
    54      6.84    6.77    4.38    4.35
--------------------------------- --------
    55      6.91    6.84    4.47    4.43
--------------------------------- --------
    56      6.99    6.91    4.56    4.51
--------------------------------- --------
    57      7.08    6.99    4.65    4.60
--------------------------------- --------
    58      7.17    7.07    4.76    4.70
--------------------------------- --------
    59      7.27    7.16    4.86    4.80
--------------------------------- --------
    60      7.37    7.25    4.98    4.90
--------------------------------- --------
    61      7.49    7.35    5.10    5.02
--------------------------------- --------
    62      7.61    7.46    5.23    5.13
--------------------------------- --------
    63      7.74    7.56    5.37    5.26
--------------------------------- --------
    64      7.88    7.68    5.52    5.39
--------------------------------- --------
    65      8.03    7.80    5.68    5.52
--------------------------------- --------
    66      8.19    7.93    5.84    5.67
--------------------------------- --------
    67      8.36    8.06    6.02    5.81
--------------------------------- --------
    68      8.54    8.20    6.21    5.97
--------------------------------- --------
    69      8.73    8.35    6.41    6.13
--------------------------------- --------
    70      8.94    8.50    6.63    6.30
--------------------------------- --------
    71      9.16    8.65    6.85    6.47
--------------------------------- --------
    72      9.40    8.81    7.10    6.65
--------------------------------- --------
    73      9.65    8.97    7.36    6.83
--------------------------------- --------
    74      9.91    9.14    7.63    7.02
--------------------------------- --------
    75     10.19    9.31    7.92    7.20
-----------------------------------------

              OPTION 3(A)--JOINT AND 100% SURVIVOR LIFE ANNUITY
             FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $6.12   $6.20   $6.29   $6.36   $6.43   $6.48
-------------------------------------------------------------
      55        6.20    6.32    6.45    6.56    6.67    6.75
-------------------------------------------------------------
      60        6.29    6.45    6.62    6.80    6.96    7.10
-------------------------------------------------------------
      65        6.36    6.56    6.80    7.05    7.31    7.54
-------------------------------------------------------------
      70        6.43    6.67    6.96    7.31    7.68    8.06
-------------------------------------------------------------
      75        6.48    6.75    7.10    7.54    8.06    8.62


                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
-------------------------------------------------------------

             FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $3.62   $3.74   $3.83   $3.91   $3.97   $4.02
-------------------------------------------------------------
      55        3.74    3.90    4.05    4.18    4.28    4.35
-------------------------------------------------------------
      60        3.83    4.05    4.26    4.46    4.64    4.77
-------------------------------------------------------------
      65        3.91    4.18    4.46    4.76    5.03    5.27
-------------------------------------------------------------
      70        3.97    4.28    4.64    5.03    5.45    5.83
-------------------------------------------------------------
      75        4.02    4.35    4.77    5.27    5.83    6.42
-------------------------------------------------------------

               OPTION 3(B)--JOINT AND 75% SURVIVOR LIFE ANNUITY
             FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $6.23   $6.37   $6.54   $6.73   $6.94   $7.17
-------------------------------------------------------------
      55        6.30    6.47    6.66    6.89    7.15    7.42
-------------------------------------------------------------
      60        6.36    6.56    6.80    7.08    7.40    7.74
-------------------------------------------------------------
      65        6.42    6.65    6.94    7.29    7.69    8.12
-------------------------------------------------------------
      70        6.47    6.73    7.07    7.49    8.00    8.57
-------------------------------------------------------------
      75        6.51    6.80    7.18    7.68    8.30    9.03
-------------------------------------------------------------

             FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $3.73   $3.90   $4.07   $4.25   $4.43   $4.60
-------------------------------------------------------------
      55        3.82    4.03    4.25    4.48    4.71    4.93
-------------------------------------------------------------
      60        3.90    4.15    4.43    4.72    5.03    5.32
-------------------------------------------------------------
      65        3.96    4.25    4.59    4.97    5.37    5.78
-------------------------------------------------------------
      70        4.00    4.33    4.72    5.19    5.72    6.28
-------------------------------------------------------------
      75        4.03    4.38    4.83    5.37    6.03    6.79
-------------------------------------------------------------

               OPTION 3(C)--JOINT AND 50% SURVIVOR LIFE ANNUITY
             FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $6.35   $6.55   $6.81   $7.13   $7.54   $8.04
-------------------------------------------------------------
      55        6.39    6.62    6.90    7.26    7.70    8.24
-------------------------------------------------------------
      60        6.44    6.68    7.00    7.40    7.89    8.50
-------------------------------------------------------------
      65        6.48    6.75    7.09    7.55    8.11    8.80
-------------------------------------------------------------
      70        6.51    6.80    7.18    7.69    8.34    9.14
-------------------------------------------------------------
      75        6.54    6.84    7.26    7.82    8.55    9.49


                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
-------------------------------------------------------------

             FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $3.84   $4.07   $4.34   $4.65   $5.00   $5.39
-------------------------------------------------------------
      55        3.90    4.17    4.47    4.83    5.23    5.68
-------------------------------------------------------------
      60        3.96    4.25    4.60    5.02    5.49    6.03
-------------------------------------------------------------
      65        4.00    4.32    4.72    5.20    5.76    6.41
-------------------------------------------------------------
      70        4.03    4.38    4.81    5.36    6.02    6.81
-------------------------------------------------------------
      75        4.05    4.42    4.88    5.49    6.25    7.20
-------------------------------------------------------------

              OPTION 4(A)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                         WITH 60 PAYMENTS GUARANTEED
             FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $6.12   $6.21   $6.29   $6.36   $6.43   $6.48
-------------------------------------------------------------
      55        6.21    6.32    6.45    6.56    6.67    6.75
-------------------------------------------------------------
      60        6.29    6.45    6.62    6.80    6.96    7.10
-------------------------------------------------------------
      65        6.36    6.56    6.80    7.05    7.30    7.53
-------------------------------------------------------------
      70        6.43    6.67    6.96    7.30    7.68    8.04
-------------------------------------------------------------
      75        6.48    6.75    7.10    7.53    8.04    8.59
-------------------------------------------------------------

             FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $3.62   $3.74   $3.83   $3.91   $3.97   $4.02
-------------------------------------------------------------
      55        3.74    3.90    4.05    4.18    4.28    4.35
-------------------------------------------------------------
      60        3.83    4.05    4.26    4.46    4.63    4.77
-------------------------------------------------------------
      65        3.91    4.18    4.46    4.76    5.03    5.26
-------------------------------------------------------------
      70        3.97    4.28    4.63    5.03    5.44    5.82
-------------------------------------------------------------
      75        4.02    4.35    4.77    5.26    5.82    6.41
-------------------------------------------------------------

              OPTION 4(B)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                         WITH 120 PAYMENTS GUARANTEED
             FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $6.12   $6.20   $6.29   $6.36   $6.42   $6.47
-------------------------------------------------------------
      55        6.20    6.32    6.44    6.56    6.66    6.73
-------------------------------------------------------------
      60        6.29    6.44    6.61    6.78    6.94    7.07
-------------------------------------------------------------
      65        6.36    6.56    6.78    7.03    7.27    7.48
-------------------------------------------------------------
      70        6.42    6.66    6.94    7.27    7.62    7.94


                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
-------------------------------------------------------------
      75       6.47    6.73    7.07    7.48    7.94    8.41
-------------------------------------------------------------

             FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                               ACTUAL AGE OF
                                 ANNUITANT
 ACTUAL AGE
   OF JOINT
  ANNUITANT     50      55      60      65      70      75
-------------------------------------------------------------
      50       $3.62   $3.74   $3.83   $3.91   $3.97   $4.01
-------------------------------------------------------------
      55        3.74    3.90    4.05    4.17    4.27    4.34
-------------------------------------------------------------
      60        3.83    4.05    4.26    4.46    4.62    4.75
-------------------------------------------------------------
      65        3.91    4.17    4.46    4.75    5.01    5.23
-------------------------------------------------------------
      70        3.97    4.27    4.62    5.01    5.40    5.75
-------------------------------------------------------------
      75        4.01    4.34    4.75    5.23    5.75    6.27
-------------------------------------------------------------

                      OPTION 5--UNIT REFUND LIFE ANNUITY

  FIRST MONTHLY PAYMENT    FIRST MONTHLY PAYMENT
     USING 7% ASSUMED         USING 3% ASSUMED
      INTEREST RATE            INTEREST RATE
 ACTUAL    FIRST MONTHLY   ACTUAL   FIRST MONTHLY
   AGE        PAYMENT       AGE        PAYMENT
--------------------------------------------------
    50         $6.46         50         $3.90
    51          6.51         51          3.95
    52          6.56         52          4.00
    53          6.61         53          4.06
    54          6.67         54          4.13
    55          6.74         55          4.19
    56          6.80         56          4.26
    57          6.87         57          4.33
    58          6.95         58          4.41
    59          7.03         59          4.49
    60          7.11         60          4.57
    61          7.20         61          4.66
    62          7.30         62          4.75
    63          7.40         63          4.84
    64          7.50         64          4.94
    65          7.61         65          5.05
    66          7.73         66          5.15
    67          7.86         67          5.27
    68          7.99         68          5.39
    69          8.13         69          5.52
    70          8.28         70          5.65
    71          8.43         71          5.79
    72          8.60         72          5.94
    73          8.78         73          6.10
    74          8.96         74          6.26
    75          9.16         75          6.43

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

             STATEMENT OF ADDITIONAL INFORMATION TO THE PROSPECTUS
                                      FOR
                         TEMPLETON RETIREMENT ANNUITIES

                                   ISSUED BY
              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                                       OF
                        TEMPLETON FUNDS ANNUITY COMPANY
                               700 Central Avenue
                       St. Petersburg, Florida 33701-3628




                            Dated September 28, 1995






























         This Statement of Additional Information is not a prospectus. It provides information which is supplemental to that contained in the current Prospectus for Templeton Retirement Annuities, dated September 28, 1995. This Statement should be read in conjunction with the Prospectus, which may be obtained by calling (800) 774-5001, or by writing Templeton Funds Annuity Company, P. O. Box 33030, St.
Petersburg, Florida 33733-8030.

                               TABLE OF CONTENTS

                                                                         Page

Templeton Funds Annuity Company..............................                1

Independent Accountants............................ .........                1

Financial Information........................................                1
Financial Statements--Templeton  Funds Retirement Annuity Separate Account   2

Financial Statements--Templeton Funds Annuity Company........                6

                        TEMPLETON FUNDS ANNUITY COMPANY


         Templeton Funds Annuity Company (the "Company"), the sponsor of Templeton Funds Retirement Annuity Separate Account (the "Separate Account"), is a Florida insurance company which was organized on January 25, 1984 and is licensed to engage in the life insurance business in Florida. The Company is underwriter of Contracts pursuant to which Templeton Retirement Annuities are issued, and is custodian of the assets of the Separate Account. The Company is wholly owned by Templeton Global Investors, Inc. ("TGI") and is located at 700 Central Avenue, St. Petersburg, Florida 33701-3628. TGI acts as business manager of several registered investment companies in the Templeton group of funds ("Templeton Funds"). TGI is an affiliate of Franklin Templeton Distributors, Inc., ("FTD"), a registered broker-dealer which serves as principal underwriter for all of the publicly-distributed open-end Templeton Funds. TGI, FTD and Franklin Templeton Trust Company are wholly-owned subsidiaries of Franklin Resources, Inc. ("Franklin"), a publicly-traded financial services company whose stock is listed on the New York Stock Exchange. Franklin acts as an investment adviser to several of the funds in the Franklin Templeton group of funds.



                            INDEPENDENT ACCOUNTANTS


   The firm of Coopers & Lybrand L.L.P. serves as independent accountants for the Separate Account.


                             FINANCIAL INFORMATION

         The financial statements of the Company included in this Statement of Additional Information ("SAI") should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

                                     PART C

                               OTHER INFORMATION

                   Item 24.FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

         Contained in Part B:

                  TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT OF TEMPLETON FUNDS ANNUITY COMPANY


                  Report of Independent Accountants

                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statements of Changes in Net Assets
                  Notes to Financial Statements


                  TEMPLETON FUNDS ANNUITY COMPANY


                  Report of Independent Accountants

                  Balance Sheets
                  Statements of Income
                  Statements of Stockholders' Equity
                  Statements of Cash Flows
                  Notes to Financial Statements


         (b)      EXHIBITS

                  (10)     Consents of Independent Public Accountants


                  All other relevant exhibits have been previously filed and are incorporated byreference.*


--------
                  * For other Exhibits, reference is made to the Registrant's Pre-Effective Amendment No. 3 to the Registration Statement filed on February 16, 1988, Post-Effective Amendment No. 3 to the Registration Statement filed on August 31, 1990, Post-Effective Amendment No. 4 to the Registration Statement filed on December 20, 1990 and Post-Effective Amendment No. 6 to the Registration Statement filed on March 20, 1992. Note that the Opinion of Counsel and Consent to Use was filed as Exhibit 24(b)(10) to the Post-Effective Amendment No. 4 to the Registration Statement. In accordance with Part C of the Form N-4, the Opinion of Counsel and Consent to Use and Consent to Use should have been filed as Exhibit 24(b)(9).

                Item 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR




      Name and Principal                   Positions and Offices
       BUSINESS ADDRESS                    WITH DEPOSITOR

Gordon W. Campbell                          Director, Chairman
425 22nd Avenue, North
St. Petersburg, Florida  33709

Richard P. Austin                           Director, President
700 Central Avenue
St. Petersburg, Florida  33701-3628

Thomas M. Mistele                           Director, Executive Vice President,
700 Central Avenue                          Secretary, General Counsel
St. Petersburg, Florida  33701-3628

Louie N. Adcock, Jr.                        Director
Fisher & Sauls, P.A.
100 Second Avenue South
Suite 700, City Center
St. Petersburg, Florida  33701

Thomas A. Watson                            Director
4989 62nd Avenue South
St. Petersburg, Florida  33715

Martin L. Flanagan                          Director, Treasurer
777 Mariners Island Blvd.
San Mateo, California  94404-1585

Thomas Banzhof                              Director
777 Mariners Island Blvd.
San Mateo, California  94404-1585

David J. Tobin                              Vice President, Controller
700 Central Avenue
St. Petersburg, Florida  33701-3628


Jack L. Collins                             Assistant Treasurer
700 Central Avenue
St. Petersburg, Florida  33701-3628

Susan Parks                                 Assistant Secretary
700 Central Avenue
St. Petersburg, Florida  33701-3628

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                  Reference is made to the section entitled "Templeton Funds Annuity Company" in Part B of this Registration Statement.


Item 27.                   NUMBER OF CONTRACTOWNERS


                  As of June 30, 1995, the Registrant had 300 contractowners.



Item 28.                   INDEMNIFICATION

                  Article VIII of the Articles of Incorporation of Securities Fund Annuities, Inc. (now Templeton Funds Annuity Company) provides:
                           "This corporation shall indemnify any incorporator,
                  director or officer to the full extent permitted by law."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and the Registrant will be governed by the final adjudication of such issue.

Item 29.                   PRINCIPAL UNDERWRITER

                  Templeton Funds Annuity Company

Item 30.                   LOCATION OF ACCOUNTS AND RECORDS

                  Registrant's accounts and records are maintained by Templeton Funds Annuity Company, 700 Central Avenue, St. Petersburg,
                    Florida 33701-3628.

Item 31.                   MANAGEMENT RELATED SERVICES

                  N/A





Item 32.                   UNDERTAKINGS

                  (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


                  (b) Registrant undertakes to include either (1) as part of any application or enrollment form for the purchase of an Annuity offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Informa-tion, or (2) a post card or similar written communication affixed to or included in the Prospectus that an applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg in the State of Florida on the 28th day of September, 1995.


              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                      By: TEMPLETON FUNDS ANNUITY COMPANY
                                  (Depositor)

                             By: /s/ DAVID J. TOBIN
                                 David J. Tobin
                                 Vice President

ATTEST:

/s/ THOMAS M. MISTELE
------------------------------
Thomas M. Mistele
Executive Vice President,
Secretary and General Counsel




                  KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Thomas M. Mistele and Doak Foster, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

<CAPTION.


     SIGNATURE                                 TITLE                            DATE

_________________________                   Director and                                       September 28, 1995
Gordon W. Campbell*                         Chairman

_________________________                   Director and                                      September 28, 1995
Richard P. Austin*                          President


                                            Director, Executive

_________________________                   Vice President, Secretary                         September 28, 1995
Thomas M. Mistele*                          and General Counsel


_________________________                   Director                                          September 28, 1995
Louie N. Adcock, Jr.*

_________________________                   Director                                          September 28_, 1995
Thomas A. Watson*

_________________________                   Director                                          September 28, 1995
Martin L. Flanagan*                         and Treasurer

_________________________                   Director                                          September 28, 1995
Thomas Banzhof*


                                            Vice President

________________________                    and Controller                           September 28, 1995
David J. Tobin*


*By:   /s/ THOMAS M. MISTELE
       Thomas M. Mistele
       as attorney-in-fact


       (Powers of Attorney are contained in the Post-Effective Amendment No. 3 to this Registration Statement filed on August 31, 1990, in the Post-Effective Amendment No. 7 to this Registration Statement filed on May 1, 1992, and in Post-Effective Amendment No. 9 to this Registration Statement filed on April 29, 1994.)

                                     Registration Nos. 33-11780 and 811-5023


------------------------------------------------------------------------------

                       Securities and Exchange Commission
                             Washington, D.C. 20549
------------------------------------------------------------------------------


                                  Exhibits to



                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933




                        Post-Effective Amendment No. 10



                                      and



          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                Amendment No. 13


                                      for

              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT


                                      and

                        TEMPLETON FUNDS ANNUITY COMPANY

                                 EXHIBIT INDEX


EXHIBIT NO.            DESCRIPTION OF EXHIBIT                        PAGE NO.

24(b)(10)              Consents of Independent Public Accountants

                               Exhibit 24(b)(10)

                   Consents of Independent Public Accountants




















ASP/vm/9244-55(95A)
95RST.TRA
092195

-------------COMPARISON OF FOOTNOTES------------------

-FOOTNOTE*-
For other Exhibits, reference is made to the Registrant's Pre-Effective Amendment No. 3 to the Registration Statement filed on February 16, 1988, Post-Effective Amendment No. 3 to the Registration Statement filed on August 31, 1990, Post-Effective Amendment No. 4 to the Registration Statement filed on December 20, 1990 and Post-Effective Amendment No. 6 to the Registration Statement filed on March 20, 1992. Note that the Opinion of Counsel and Consent to Use was filed as Exhibit 24(b)(10) to the Post-Effective Amendment No. 4 to the Registration Statement. In accordance with Part C of the Form N-4, the Opinion of Counsel and Consent to Use should have been filed as Exhibit 24(b)(9).2

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We consent to the inclusion in this registration statement on Form N-4 (Registration Nos. 33-11780 and 811-5023) of our reports dated Fedruary 10, 1995 on our audits of the 1994 financial statements of the Templeton Funds Retirement Annuity Separate Account and the
Templeton Funds Annuity Company.



                                                    /s/ COOPERS & LYBRAND
                                                    Coopers & Lybrand


September 26, 1995
Tampa, Florida